Taxes payable (Tables)	12 Months Ended
Dec. 31, 2022
Taxes Payable
Schedule of taxes and contributions payable and taxes payable

	2022	2021

Taxes payable in installments - Law 11,941/09 (ii)	109	177
Taxes payable in installments – PERT(i)	110	115
ICMS	130	82
Provision for income tax and social contribution	51	17
Other	18	66
Taxes payable – Éxito Group	-	276
	418	733

Current	363	580
Non-current	55	153

(i)	In 2017, the Group decided to include certain federal tax debts in the Special Program on Tax Settlements – PERT (“PERT Program.”) The program allows the payment of certain taxes in monthly installments, and granted discounts on interest and penalties. The Group included tax debts related to (i) tax assessments over purchase transactions, manufacturing and exports sales of soil beans (PIS/COFINS), (ii) non-validation of tax offsets (IRPJ, PIS/COFINS); and other tax debts previously classified as possible risks related mainly to CPMF(Contribuição provisória sobre movimentação financeira) and other claims. The PERT liability is being settled in monthly installments up to 12 years. The Group is in compliance with the obligations assumed under the PERT Program.
(ii)	Federal tax installment payment program, Law 11,941/09 – The Law 11,941, was enacted on May 27, 2009, a special federal tax and social security debt installment program, for debts overdue until November 2008, which granted several benefits to its participants, such as reduction of fines, interest rates and penalties, the possibility of utilization of accumulated tax losses to settle penalties and interest and payment in 180 months, use of restricted deposits linked to the claim to reduce the balance. The program also allows the gains arising from reduction of fines and penalties not to be taxable for income taxes purposes. The Group is in compliance with the terms and conditions of these tax payment program.

Schedule of maturity of taxes payable

From 1 to 2 years	28
From 2 to 3 years	13
From 3 to 4 years	14

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